Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:
	December 31,	June 30,
	2025	2026
Lubricants	$536	$555
Total	$536	$555